PGIM Jennison Utility Fund
Schedule of Investments (unaudited) as of August 31, 2025
Description	Shares	Value
Long-Term Investments 98.8%
Common Stocks
Electric Utilities 56.6%
Alliant Energy Corp.	951,682	$61,925,948
American Electric Power Co., Inc.(a)	597,657	66,351,880
Constellation Energy Corp.	602,657	185,606,303
Duke Energy Corp.(a)	269,732	33,039,473
Elia Group SA/NV (Belgium)	499,665	57,174,617
Entergy Corp.	2,001,439	176,306,762
Evergy, Inc.	1,655,404	117,964,089
Exelon Corp.	2,470,110	107,894,405
IDACORP, Inc.	400,409	50,091,166
NextEra Energy, Inc.	4,714,709	339,694,783
NRG Energy, Inc.	634,295	92,327,980
PG&E Corp.	9,318,666	142,389,217
Pinnacle West Capital Corp.	357,155	31,915,371
PPL Corp.(a)	3,932,802	143,429,289
Southern Co. (The)(a)	1,752,038	161,713,107
Xcel Energy, Inc.	1,505,865	109,009,567
		1,876,833,957
Gas Utilities 2.7%
Atmos Energy Corp.	403,172	66,978,964
Chesapeake Utilities Corp.	188,950	23,350,441
		90,329,405
Independent Power Producers & Energy Traders 8.7%
Talen Energy Corp.*	285,781	108,288,136
Vistra Corp.	960,415	181,624,081
		289,912,217
Multi-Utilities 29.8%
Ameren Corp.	1,609,979	160,643,705
CenterPoint Energy, Inc.	4,418,573	166,624,388
CMS Energy Corp.	1,765,480	126,355,403
Dominion Energy, Inc.	1,405,973	84,217,783
DTE Energy Co.(a)	520,337	71,104,051
NiSource, Inc.	3,255,140	137,594,768
Public Service Enterprise Group, Inc.	1,160,020	95,504,446
Sempra	1,752,736	144,705,884
		986,750,428
Oil & Gas Storage & Transportation 1.0%
Cheniere Energy, Inc.	138,275	33,437,661

Total Long-Term Investments (cost $2,085,969,013)		3,277,263,668

Short-Term Investments 4.3%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.483%)(wb)	29,782,488	29,782,488

PGIM Jennison Utility Fund

PGIM Jennison Utility Fund
Schedule of Investments (unaudited) (continued)
as of August 31, 2025
Description	Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 4.526%) (cost $114,409,187; includes $113,955,263 of cash collateral for securities on loan)(b)(wb)	114,489,657	$114,409,514

Total Short-Term Investments (cost $144,191,675)		144,192,002

TOTAL INVESTMENTS 103.1% (cost $2,230,160,688)		3,421,455,670
Liabilities in excess of other assets (3.1)%		(104,472,933)

Net Assets 100.0%		$3,316,982,737

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $111,226,478; cash collateral of $113,955,263 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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